Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases	The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:
	December 31,	December 31,
	2023	2022
Within one year	3,946	3,450
Between one and five years	-	-
Total	3,946	3,450